UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000 Check here if Amendment [ ]; Amendment Number: __________

                    This Amendment (Check only one.):
                    [_] is a restatement.
                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Diamond Capital Management Inc.
Address:  101 East 52 Street
          New York, NY 10022

13F File Number: 028-05747

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Grossman
Title:    Vice President
Phone:    212-751-4900

Signature, Place, and Date of Signing:

/s/ Richard Grossman

New York, NY

August 14, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager:

     N/A

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:      $151,870 (thousands)

List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE

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    Column 1       Column 2      Column 3        Column 4             Column 5         Column 6    Column 7          Column 8
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 Name of Issuer         Title of Class             Value         Shrs or  SH/  Put/   Investment     Other       Voting Authority
                                                                 prn amt  PRN  Call   discretion   managers    ---------------------
                                                                                                              Sole   Shared   None
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
APPL INNOVAT        Common       379161030       941,375.00        88,600 SH             SOLE         NO       YES
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ANSOFT CORP         Common       363841050     4,023,000.00       402,300 SH             SOLE         NO       YES
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APA OPTICS          Common       185310000     1,902,375.00       133,500 SH             SOLE         NO       YES
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ADVANC PHOTO        Common       00754E107       637,152.30       167,100 SH             SOLE         NO       YES
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BLONDER TONGUE      Common       936981080       118,264.20        15,900 SH             SOLE         NO       YES
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CANDELA CP          Common       136907102     3,758,587.50       411,900 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
COMARCO INC         Common       200080109     6,279,075.00       194,700 SH             SOLE         NO       YES
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CRAY INC            Common       225223106     3,432,155.40       998,300 SH             SOLE         NO       YES
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CRYPTOLOGIC INC     Common       228906103     9,878,050.00       473,200 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
DATATEC SYSTEMS     Common       238128102     2,467,176.60       431,400 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
DIGI INTL INC       Common       253798102     1,552,312.50       243,500 SH             SOLE         NO       YES
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GTS DURATEK INC     Common       36237J107     3,752,925.00       454,900 SH             SOLE         NO       YES
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ELANTEC SEMI        Common       284155108     6,005,991.75        86,262 SH             SOLE         NO       YES
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ECLIPSE SURGICL     Common       278849104     1,878,187.50       429,300 SH             SOLE         NO       YES
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EXCALIBUR TECH      Common       300651205     7,755,225.00       195,100 SH             SOLE         NO       YES
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GROUP 1 SOFTWR      Common       58440W105     3,041,175.00       176,300 SH             SOLE         NO       YES
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HEALTHSOUTH CP      Common       421924101     3,069,276.00       427,000 SH             SOLE         NO       YES
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HYTEK MICROSYS      Common       449180108     1,067,562.00       127,000 SH             SOLE         NO       YES
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INDUSTRI-MATEM      Common       455792101     3,390,550.00       630,800 SH             SOLE         NO       YES
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IOMED INC           Common       462028101     1,685,250.00       321,000 SH             SOLE         NO       YES
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INFO RES ENGIN      Common       45675F303     5,835,000.00       233,400 SH             SOLE         NO       YES
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MICRO LINEAR CP     Common       594850109     3,611,671.00       513,953 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
MERRIMAC INDS       Common       590262101       642,937.50        38,100 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
NETWORK COMP        Common       64120N100       670,150.80       564,100 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
NUCENTRIX BDBND     Common       670198100     2,626,562.50       102,500 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
NETWORK PERIPH      Common       64121R100     3,866,609.60       231,700 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
ON TECHNOLOGY       Common       68219P108     1,730,625.00       553,800 SH             SOLE         NO       YES
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ORYX TECH CORP      Common       68763X101     1,269,207.20       751,900 SH             SOLE         NO       YES
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PROGRESS SOFT       Common       743312100     5,260,189.49       287,238 SH             SOLE         NO       YES
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RF MONOLITHICS      Common       74955F106     4,797,450.00       304,600 SH             SOLE         NO       YES
------------------------------------------------------------------------------------------------------------------------------------
RAINBOW TECHS       Common       750862104    12,659,208.59       260,676 SH             SOLE         NO       YES
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SEGUE SOFTWARE      Common       815807102     3,275,322.00       394,000 SH             SOLE         NO       YES
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ISG INTL SFTWR      Common       M5733B104     3,366,144.00       288,000 SH             SOLE         NO       YES
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SPECTRANETICS       Common       84760C107     5,549,212.50     1,138,300 SH             SOLE         NO       YES
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SUPERTEX INC        Common       868532102     2,464,762.50        49,050 SH             SOLE         NO       YES
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SYMMETRICOM INC     Common       871543104     2,436,625.00        96,500 SH             SOLE         NO       YES
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3DLABS INC LTD      Common       G8846W103     1,651,410.30       433,100 SH             SOLE         NO       YES
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3-D SYSTEMS         Common       88554D205    10,505,825.00       556,600 SH             SOLE         NO       YES
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TEGAL CORP          Common       879008100     1,233,869.28       187,120 SH             SOLE         NO       YES
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TRIDENT MICRO       Common       895919108     4,637,537.10       511,700 SH             SOLE         NO       YES
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ULTRALIFE BATT      Common       903899102     5,515,684.00       493,000 SH             SOLE         NO       YES
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UNIFY CORP          Common       904743101     1,628,014.69       190,122 SH             SOLE         NO       YES
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